Condensed Consolidated Balance Sheets (Unaudited) (Q1) - USD ($)	Mar. 31, 2023	Dec. 31, 2022
Current Assets:
Cash	$ 55,610	$ 193,486
Prepaid expenses and other current assets	292,358	318,218
Accounts receivable - related party
Total Current Assets	347,968	511,704
Prepaid expenses, non-current
Cash and marketable securities held in Trust Account	10,392,055	194,224,782
Total Assets	10,740,023	194,736,486
Current Liabilities:
Accrued expenses	463,009	448,480
Excise tax payable	1,848,455
Income tax payable	302,680	462,271
Due to related party	40,000	25,000
Income Tax Payable		462,271
Due to related party	40,000	25,000
Total Current Liabilities	2,654,144	935,751
Deferred tax liability	1,343	36,940
Warrant liabilities	1,431,924	857,787
Total Liabilities	4,087,411	1,830,478
Commitments and Contingencies
Common stock subject to possible redemption, 974,132 and 18,975,000 shares at redemption value of approximately $10.22 and $10.20 at March 31, 2023 and December 31, 2022, respectively	9,959,265	193,525,484
Common stock subject to possible redemption, 18,975,000 shares at redemption value of $10.20 at December 31, 2022 and $10.10 at December 31, 2021	9,959,265	193,525,484
Stockholders' Deficit:
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Common stock, $0.0001 par value; 100,000,000 shares authorized; 5,193,750 shares issued and outstanding at March 31, 2023 and December 31, 2022 (excluding 974,132 and 18,975,000 shares subject to possible redemption at March 31, 2023 and December 31, 2022, respectively)	519	519
Accumulated deficit	(3,307,172)	(619,995)
Total Stockholders' Deficit	(3,306,653)	(619,476)
Total Liabilities and Stockholders' Deficit	$ 10,740,023	$ 194,736,486